FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Supplier Finance Arrangements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) financialInstitution	Dec. 31, 2024 CAD ($)
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Number of financial institutions enrolled with supplier finance arrangement programs | financialInstitution	2
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	15 days
Minimum
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	60 days
Number of days between invoice date and payment due date for financial liabilities due to financial institutions	30 days
Maximum
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	90 days
Number of days between invoice date and payment due date for financial liabilities due to financial institutions	45 days
Financial liabilities that are part of supplier finance arrangements for which suppliers have received payment
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Presented within accounts payable and accrued liabilities	$ 289	$ 273
for which suppliers have received payment from the finance provider	$ 267	$ 264